UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 29, 2008

ITEM 1.     REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / FEBRUARY 29, 2008

CitiSM Institutional Tax Free Reserves

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

To provide its shareholders with high levels of current income exempt from federal income taxes*; preservation of capital and liquidity.
*

A portion of the income may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal advisor.

What’s inside
Letter from the chairman	I
Portfolio at a glance — Tax Free Reserves Portfolio	1
Fund expenses	2
CitiSM Institutional Tax Free Reserves
Statement of assets and liabilities	4
Statement of operations	5
Statements of changes in net assets	6
Financial highlights	7
Notes to financial statements	8
Board approval of management and subadvisory agreements	15
Tax Free Reserves Portfolio
Schedule of investments	20
Statement of assets and liabilities	42
Statement of operations	43
Statements of changes in net assets	44
Financial highlights	45
Notes to financial statements	46
Board approval of management and subadvisory agreements	52

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the six-month reporting period ended February 29, 2008, it weakened significantly as the reporting period progressed. Third quarter 2007 U.S. gross domestic product (“GDP”)[i] growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Department of Labor said that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years. This was followed up with 63,000 jobs lost in February—the largest decline in five years. Elsewhere, the National Association of Realtors reported that existing home sales fell for the sixth consecutive month in January 2008 and the median home price was down nearly 5% versus January 2007.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%. In March 2008, after the reporting period ended, the Fed cut the federal funds rate an additional 0.75% to 2.25%, its lowest level since December 2004. In its statement accompanying the March rate cut, the Fed stated: “Recent information indicates that the outlook for economic activity has weakened further....

CitiSM Institutional Tax Free Reserves  |  I

Letter from the chairman continued

Financial markets remain under considerable stress, and the tightening of credit conditions and the deepening of the housing contraction are likely to weigh on economic growth over the next few quarters.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended February 29, 2008, two-year Treasury yields fell from 4.15% to 1.65%. Over the same time, 10-year Treasury yields fell from 4.54% to 3.53%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period.

During the reporting period, the yields available from tax-free money market instruments fluctuated given the changing short-term interest rate environment. The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

II  |  CitiSM Institutional Tax Free Reserves

Performance review

As of February 29, 2008, the seven-day current yield for CitiSM Institutional Tax Free Reserves was 2.65% and its seven-day effective yield, which reflects compounding, was 2.68%.[1]

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 2.49% and the seven-day effective yield would have been 2.52%.

Certain investors may be subject to the federal alternative minimum tax, and the state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio.

CITISM INSTITUTIONAL TAX FREE RESERVES YIELDS as of February 29, 2008 (unaudited)

Seven-day current yield[1]	2.65%
Seven-day effective yield[1]	2.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield would have been 2.49% and the seven-day effective yield would have been 2.52%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

CitiSM Institutional Tax Free Reserves  |   III

Letter from the chairman continued

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer March 28, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

IV  |  CitiSM Institutional Tax Free Reserves

Portfolio at a glance (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

INVESTMENT BREAKDOWN (%) As a percent of total investments — February 29, 2008

CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report  |  1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2007 and held for the six months ended February 29, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]

CitiSM Institutional Tax Free Reserves	1.54%	$1,000.00	$1,015.40	0.20%	$1.00

[1]	For the six months ended February 29, 2008.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 366.

2  |  CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]

CitiSM Institutional Tax Free Reserves	5.00%	$1,000.00	$1,023.87	0.20%	$1.01

[1]	For the six months ended February 29, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 366.

CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report  |  3

Statement of assets and liabilities (unaudited)
February 29, 2008

ASSETS:
Investment in Tax Free Reserves Portfolio, at value	$2,135,525,562
Prepaid expenses	36,813

Total Assets	2,135,562,375

LIABILITIES:
Distributions payable	562,173
Investment management fee payable	55,942
Trustees’ fees payable	8,169
Accrued expenses	80,802

Total Liabilities	707,086

TOTAL NET ASSETS	$2,134,855,289

NET ASSETS:
Par value (Note 3)	$21,349
Paid-in capital in excess of par value	2,134,843,456
Undistributed net investment income	35,057
Accumulated net realized loss on investments	(44,573)

TOTAL NET ASSETS	$2,134,855,289

Shares Outstanding	2,134,864,805

Net Asset Value	$1.00

See Notes to Financial Statements.

4   |   CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Income from Tax Free Reserves Portfolio	$34,107,682
Allocated net expenses from Tax Free Reserves Portfolio	(1,572,373)

Total Investment Income	32,535,309

EXPENSES:
Distribution fees (Note 2)	1,046,889
Investment management fee (Note 2)	889,661
Legal fees	58,564
Shareholder reports	28,428
Registration fees	28,136
Transfer agent fees	24,318
Trustees’ fees (Note 2)	13,199
Insurance	12,237
Audit and tax	11,121
Miscellaneous expenses	5,381

Total Expenses	2,117,934
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,596,463)

Net Expenses	521,471

NET INVESTMENT INCOME	32,013,838

NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO	81,489

INCREASE IN NET ASSETS FROM OPERATIONS	$32,095,327

See Notes to Financial Statements.

CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report   |   5

Statements of changes in net assets

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited)
AND THE YEAR ENDED AUGUST 31, 2007	2008	2007

OPERATIONS:
Net investment income	$32,013,838	$45,938,791
Net realized gain	81,489	58,386

Increase in Net Assets From Operations	32,095,327	45,997,177

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(32,005,098)	(45,938,749)

Decrease in Net Assets From Distributions to Shareholders	(32,005,098)	(45,938,749)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	6,336,780,393	7,783,863,681
Reinvestment of distributions	24,081,589	33,048,347
Cost of shares repurchased	(5,685,376,437)	(7,654,978,045)
Increase in Net Assets From Fund Share Transactions	675,485,545	161,933,983

INCREASE IN NET ASSETS	675,575,774	161,992,411

NET ASSETS:
Beginning of period	1,459,279,515	1,297,287,104

End of period*	$2,134,855,289	$1,459,279,515

* Includes undistributed net investment income of:	$35,057	$26,317

See Notes to Financial Statements.

6  |   CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
	2008[1]	2007	2006	2005	2004	2003

NET ASSET VALUE,
BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.015	0.035	0.030	0.018	0.008	0.011
Net realized gain (loss)[2]	0.000	0.000	(0.000)	(0.000)	(0.000)	(0.000)

Total income from operations	0.015	0.035	0.030	0.018	0.008	0.011

LESS DISTRIBUTIONS FROM:
Net investment income	(0.015)	(0.035)	(0.030)	(0.018)	(0.008)	(0.011)
Net realized gains	—	—	—	—	—	(0.000)[2]

Total distributions	(0.015)	(0.035)	(0.030)	(0.018)	(0.008)	(0.011)

NET ASSET VALUE,
END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	1.54%	3.51%	3.00%	1.83%	0.83%	1.07%

NET ASSETS,
END OF PERIOD (MILLIONS)	$2,135	$1,459	$1,297	$1,853	$1,051	$976

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	0.36%[5]	0.39%[6]	0.38%	0.45%	0.46%	0.47%
Net expenses[4,7,8]	0.20 [5]	0.20 [6]	0.20	0.20	0.23	0.25
Net investment income	3.06 [5]	3.46	2.94	1.93	0.82	1.03

[1]	For the six months ended February 29, 2008 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.38% and 0.20%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.20%. Prior to April 27, 2004 the voluntary expense limitation was 0.25%.

See Notes to Financial Statements.

CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report  |   7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

CitiSM Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund invests all its investable assets in Tax Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (approximately 83.4% at February 29, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

8  |  CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report

(d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(e) Method of allocation. All the net investment income and net realized gain (loss) of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared as of 12.00 noon Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008 no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager, and Western Asset Management Company (“Western Asset”) is the Fund’s and Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report  |  9

Notes to financial statements (unaudited) continued

Under investment management agreements, the Fund and the Portfolio pay investment management fees, calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	PORTFOLIO	FUND	TOTAL

First $1 billion	0.150%	0.100%	0.250%
Next $1 billion	0.150	0.075	0.225
Next $3 billion	0.150	0.050	0.200
Next $5 billion	0.150	0.025	0.175
Over $10 billion	0.150	0.000	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended February 29, 2008, the Fund had a voluntary expense limitation in place of 0.20% of the Fund’s average daily net assets. During the six months ended February 29, 2008, LMPFA waived a portion of its fee in the amount of $549,574.

Effective January 1, 2008, the manager is permitted to recapture amounts that it has previously voluntarily waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense cap shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular Fund business day, in the Fund’s total annual operating expenses exceeding the expense cap.

The Fund has adopted a Rule 12b-1 distribution and service plan, under the 1940 Act and under that plan the Fund pays a monthly fee at the annual rate not to exceed 0.10% of the Fund’s average daily net assets. During the six months ended February 29, 2008, the distribution and service fees paid amounted to $1,046,889, all of which was voluntarily waived.

Effective December 1, 2007 Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees

10  |  CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report

comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Fund) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment at February 29, 2008 was $6,290. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

Certain of the officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and share repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Capital loss carryforward

As of August 31, 2007 the Fund had a net capital loss carryforward of approximately $126,062, of which $11,230 expires in 2012 and $114,832 expires in 2013. These amounts will be available to offset any future taxable capital gains.

5. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”), and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged

CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report  |  11

Notes to financial statements (unaudited) continued

that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an

12  |  CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report

award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

6. Other matter

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act,

CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report  |  13

Notes to financial statements (unaudited) continued

having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also so determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

7. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standard Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

8. Recent development

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Portfolio, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued.

14  |  CitiSM Institutional Tax Free Reserves 2008 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Citi Institutional Tax Free Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Tax Free Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No

CitiSM Institutional Tax Free Reserves  |  15

Board approval of management and
subadvisory agreements (unaudited) continued

single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

16  |  CitiSM Institutional Tax Free Reserves

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Contractual Management Fees and the Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the

CitiSM Institutional Tax Free Reserves  |  17

Board approval of management and
subadvisory agreements (unaudited) continued

Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee (which reflects a fee waiver) were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the

18  |  CitiSM Institutional Tax Free Reserves

Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders were realizing economies of scale. The Board also noted that as the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

CitiSM Institutional Tax Free Reserves  |  19

Schedule of investments (unaudited)
February 29, 2008

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 98.1%

	Alabama — 2.0%
$4,800,000	Demopolis, AL, IDB, IDR, Delaware Mesa Farms Project,
	LOC-Wells Fargo Bank N.A., 3.120%, 3/6/08(a)(b)	$4,800,000
26,550,000	Lower Alabama Gas District, Alabama Gas Supply Revenue,
	LIQ FAC-Societe Generale, 3.160%, 3/6/08(a)	26,550,000
20,700,000	Stevenson, AL, IDB, Environmental Improvement Revenue,
	The Mead Corp. Project, LOC-JPMorgan Chase, 3.060%, 3/5/08(a)(b)	20,700,000

	Total Alabama	52,050,000

	Alaska — 0.3%
8,500,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project,
	3.000%, 3/5/08(a)	8,500,000

	Arizona — 0.5%
8,245,000	Arizona State Transportation Board, Maricopa County Regional Area,
	4.000% due 7/1/08	8,263,542
900,000	Coconino County, AZ, IDA, Scuff Steel Project, LOC-Wells Fargo Bank N.A.,
	3.260%, 3/6/08(a)(b)	900,000
1,365,000	Maricopa County, AZ, IDA, MFH Revenue, Refunding Sonora Vista II
	Apartments, LOC-Wells Fargo Bank N.A., 3.230%, 3/6/08(a)(b)	1,365,000
2,300,000	Phoenix, AZ, IDA, MFH Revenue, Refunding Sunrise Vista Apartments-A,
	LOC-Wells Fargo Bank N.A., 3.230%, 3/6/08(a)(b)	2,300,000

	Total Arizona	12,828,542

	California — 0.2%
3,670,000	California Transit Finance Authority, FSA, SPA-Credit Suisse First Boston,
	3.080%, 3/5/08(a)	3,670,000
1,600,000	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue,
	Sublease Los Angeles International LAX 2, LOC-Societe Generale,
	3.950%, 3/3/08(a)	1,600,000

	Total California	5,270,000

	Colorado — 1.6%
	Colorado Educational & Cultural Facilities Authority Revenue,
	National Jewish Federation Bond Program:
7,995,000	LOC-Bank of America, 3.500%, 3/3/08(a)	7,995,000
2,500,000	LOC-JPMorgan Chase, 3.500%, 3/3/08(a)	2,500,000
	LOC-U.S. Bank N.A.:
105,000	3.500%, 3/3/08(a)	105,000
2,400,000	3.550%, 3/3/08(a)	2,400,000
	Colorado Health Facilities Authority Revenue:
9,375,000	Refunding, Sisters Charity Health Systems, SPA-JPMorgan Chase,
	3.250%, 3/5/08(a)	9,375,000
7,000,000	SPA-Landesbank Hessen-Thuringen, 3.200%, 3/5/08(a)	7,000,000
3,400,000	Colorado HFA, SPA-Lloyds TSB Bank PLC, 3.250%, 3/5/08(a)	3,400,000
1,410,000	Colorado HFA, EDR, Warneke Paper Box Co. Project, 3.260%, 3/6/08(a)(b)	1,410,000
1,400,000	Colorado HFA, Single-Family Mortgage Program, Revenue,
	SPA-Depfa Bank PLC, 3.250%, 3/5/08(a)	1,400,000
4,695,000	Weld County, CO, Economic Development Revenue, BSC Hudson LLC
	Project, LOC-Wells Fargo Bank NA, 3.260%, 3/6/08(a)(b)	4,695,000

	Total Colorado	40,280,000

See Notes to Financial Statements.

20  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Connecticut — 0.5%
$8,250,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	$8,276,627
3,820,000	New Haven, CT, TECP, LOC Landesbank Hessen Thurigen, 2.560%
	due 6/10/08	3,820,000

	Total Connecticut	12,096,627

	Delaware — 1.2%
	Delaware State EDA Revenue:
200,000	Hospital Billing Collection, LOC- JPMorgan Chase, 3.000%, 3/5/08(a)	200,000
2,100,000	Hospital Billing, LOC-JPMorgan Chase, 3.200%, 3/5/08(a)	2,100,000
10,500,000	St. Edmond’s Academy Project, LOC-Mercantile Safe Deposit,
	3.180%, 3/7/08(a)	10,500,000
18,000,000	Delaware State Health Facilities Authority Revenue, Beebe Medical
	Center Project, 3.070%, 3/6/08(a)	18,000,000
965,000	Kent County, DE, Delaware State University Student Housing,
	LOC-Wachovia Bank NA, 3.350%, 3/6/08(a)	965,000

	Total Delaware	31,765,000

	District of Columbia — 3.5%
25,000,000	District of Columbia, TRAN, 4.000% due 9/30/08	25,123,220
2,450,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
	Project, LOC-Wachovia Bank, 3.450%, 3/5/08(a)(b)	2,450,000
	District of Columbia Revenue:
260,000	American Psychological Association, LOC-Bank of America,
	3.020%, 3/6/08(a)	260,000
1,545,000	National Public Radio Inc., LOC-SunTrust Bank, 3.250%, 3/5/08(a)	1,545,000
6,300,000	Thomas B. Fordham Foundation, LOC-SunTrust Bank, 3.250%, 3/6/08(a)	6,300,000
9,000,000	District of Columbia, GO, FSA, SPA-Depfa Bank PLC, 3.210%, 3/5/08(a)	9,000,000
	Metropolitan Washington Airports Authority:
15,000,000	TECP, LOC Bank of America, 3.450% due 3/6/08	15,000,000
8,000,000	TECP, LOC Bank of America, 3.500% due 3/20/08	8,000,000
12,000,000	Metropolitan Washington D.C. Airports Authority, TECP, LOC
	Bank of America, 1.000% due 5/13/08	12,000,000
10,000,000	Washington D.C. Metro Area Transit, TECP, LOC Wachovia, 2.600%
	due 5/7/08	10,000,000

	Total District of Columbia	89,678,220

	Florida — 7.5%
10,000,000	Brevard County, FL, EFA Revenue, Florida Institute of Technology,
	3.000%, 3/6/08(a)	10,000,000
8,650,000	Broward County, FL, Educational Facilities Authority Revenue,
	Nova Southeastern University, LOC-Bank of America N.A.,
	3.250%, 3/5/08(a)	8,650,000
2,440,000	Coconut Creek, FL, IDR, Elite Aluminum Corp. Project,
	LOC-Bank of American, 3.100%, 3/6/08(a)(b)	2,440,000
	Florida Housing Finance Corp.:
2,100,000	Multi-Family Revenue Arlington Apartments, LOC-Bank of America N.A.,
	3.200%, 3/5/08(a)(b)	2,100,000
850,000	Multi-Family Revenue Refunding Mortgage Victoria Park,
	LIQ-FNMA, 3.160%, 3/6/08(a)	849,992
6,595,000	Revenue, Heritage Pointe I-1, FNMA, 3.200%, 3/5/08(a)(b)	6,595,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  21

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Florida — 7.5% continued
	Florida State Board of Education:
$1,500,000	Public Education, 5.000% due 6/1/08	$1,510,411
7,310,000	Refunding, 5.000% due 1/1/09	7,491,271
3,640,000	Florida State Municipal Power Agency Revenue, All Requirements
	Power Supply, FSA, 5.000% due 10/1/08	3,721,626
3,710,000	Florida State Turnpike Authority Turnpike Revenue, Refunding
	Department Transportation, 5.000% due 7/1/08	3,739,467
3,100,000	Highlands County, FL, Health Facilities Authority Revenue, Refunding,
	Hospital Adventist Health, FSA, SPA-Dexia Credit Local,
	2.980%, 3/6/08(a)	3,100,000
	Jacksonville, FL:
17,500,000	Electric Authority, TECP, LOC Landesbank Hessen Thurigen,
	3.250% due 3/10/08	17,500,000
3,300,000	HFA, MFH, Revenue, Refunding, St. Augustine Apartments,
	LIQ-FNMA, 3.080%, 3/5/08(a)	3,300,000
15,000,000	Jacksonville, FL, TECP, LOC Landesbank Baden Wurttemburg, 0.750%
	due 4/2/08	15,000,000
6,445,000	JEA District, FL, Energy System Revenue, LOC-State Street Bank &
	Trust Co., 2.970%, 3/6/08(a)	6,445,000
	Lee County, FL, IDA:
7,980,000	EFA, Canterbury School Inc. Project, LOC-SunTrust Bank,
	3.250%, 3/5/08(a)	7,980,000
5,100,000	North Fort Myers Utility Inc., LOC-SunTrust Bank, 3.350%, 3/5/08(a)(b)	5,100,000
21,400,000	Miami-Dade County, FL, Water & Sewer Revenue, Refunding, FSA,
	SPA-JPMorgan Chase, 3.160%, 3/6/08(a)	21,400,000
	Orange County, FL, HFA Multi-Family Revenue:
5,810,000	Glenn Millenia Club Partners Ltd., LOC-Fannie Mae, 3.250%, 3/5/08(a)(b)	5,810,000
4,835,000	Lakeside Pointe Apartments, LOC-Bank of America N.A.,
	3.250%, 3/5/08(a)(b)	4,835,000
	Orlando & Orange County, FL, Expressway Authority:
14,485,000	FSA, SPA-Dexia Credit Local, 3.100%, 3/6/08(a)	14,485,000
1,775,000	Refunding, FSA, SPA-Dexia Credit Local, 3.100%, 3/6/08(a)	1,775,000
2,800,000	Orlando, FL, Utilities Commission Water & Electric Revenue,
	5.000% due 10/1/25	2,845,086
5,690,000	Palm Beach County, FL, Revenue, St. Andrews School,
	LOC-Bank of America N.A., 3.000%, 3/6/08(a)	5,690,000
20,000,000	Palm Beach, FL, School District, TECP, LOC Bank of America, 0.800%
	due 8/14/08	20,000,000
4,900,000	Pinellas County, FL, Health Facilities Authority Revenue, Refunding,
	Health Systems Baycare, FSA, SPA-Morgan Stanley, 3.150%, 3/6/08(a)	4,900,000
2,665,000	Sarasota-Manatee Airport Authority, Refunding, LOC-SunTrust Bank,
	3.700%, 3/3/08(a)	2,665,000
3,200,000	St. Johns County, FL, IDA, Hospital Revenue, Flagler Hospital,
	Convertible 12/20/07, 3.250%, 3/5/08(a)	3,200,000

	Total Florida	193,127,853

See Notes to Financial Statements.

22  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Georgia — 4.8%
	Atlanta, GA:
$9,500,000	Development Authority Revenue, Botanical Garden Improvements
	Project, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	$9,500,000
2,000,000	Water & Wastewater Revenue, TECP, LOC JPMorgan, Bank of America,
	Dexia Credit Local, Lloyds Bank Plc, 3.350% due 7/29/08	2,000,000
	Cobb County, GA, Housing Authority, MFH Revenue,
	Post Bridge Project, FNMA, LIQ-FNMA:
2,750,000	3.241%, 3/5/08(a)	2,750,000
4,900,000	3.250%, 3/5/08(a)	4,900,000
7,500,000	Coweta County, GA, Development Authority Revenue, Metro Atlanta
	YMCA Project, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	7,500,000
6,000,000	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc.
	Project, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	6,000,000
3,000,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 3.260%, 3/6/08(a)(b)	3,000,000
6,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 3.250%, 3/5/08(a)	6,600,000
	Fulton County, GA, Development Authority Revenue:
8,000,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	8,000,000
6,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	6,500,000
10,655,000	Georgia State Ports Authority Revenue, Garden City Terminal Project,
	LOC-SunTrust Bank, 3.250%, 3/5/08(a)	10,655,000
4,133,000	Georgia State, Finance & Investment Commission, GO,
	SPA-Dexia Credit Local, 3.000%, 3/6/08(a)	4,133,000
5,500,000	Georgia State, Road & Toll Authority, TECP, LOC State Street Bank,
	2.870% due 3/4/08	5,500,000
3,000,000	Henry County, GA, School District, 5.000% due 4/1/08	3,003,079
2,475,000	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty
	Project, LOC-SunTrust Bank, 3.400%, 3/5/08(a)(b)	2,475,000
800,000	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue,
	LOC-Bayerische Landesbank & Westdeutsche Landesbank,
	3.100%, 3/5/08(a)	800,000
10,000,000	Municipal Electric Authority, GA, TECP, LiQ Westdeutsche Landesbank
	2.750% due 6/9/08	10,000,000
	Private Colleges & Universities Authority, GA, Revenue:
3,100,000	Emory University, 2.900%, 3/6/08(a)	3,100,000
27,450,000	Refunding, Emory University, 2.990%, 3/6/08(a)	27,450,000

	Total Georgia	123,866,079

	Illinois — 5.6%
	Aurora, IL:
5,000,000	IDR, Diamond Envelope Corp., LOC-LaSalle Bank N.A.,
	3.100%, 3/6/08(a)(b)	5,000,000
2,480,000	Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank,
	3.150%, 3/6/08(a)(b)	2,480,000
	Chicago, IL:
3,300,000	GO, Board of Education, FSA, SPA-Dexia Credit Local, 3.400%, 3/6/08(a)	3,300,000
3,945,000	John Hofuelster & Son Inc., 3.150%, 3/6/08(a)(b)	3,945,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  23

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Illinois — 5.6% continued
	MFH Revenue:
$7,320,000	Central Station Project, LIQ FAC-FNMA, 3.360%, 3/6/08(a)(b)	$7,320,000
8,610,000	Uptown Preservation Apartments, LOC-LaSalle Bank N.A.,
	3.230%, 3/6/08(a)(b)	8,610,000
	Renaissance Center LP:
300,000	LOC-Harris Bank, 3.150%, 3/6/08(a)(b)	300,000
2,570,000	LOC-Harris Trust and Savings Bank, 3.150%, 3/6/08(a)(b)	2,570,000
4,595,000	Cook County Community Consolidated School District No. 21,
	Wheeling, IL, Tax Anticipation Warrants, 4.750% due 4/1/08	4,598,776
500,000	Cook County, IL, GO, Capital Improvement, SPA-Depfa Bank PLC,
	3.250%, 3/6/08(a)	500,000
	Du Page County, IL, Revenue:
9,175,000	Benet Academy Capital Building Project, LOC-LaSalle Bank N.A.,
	3.000%, 3/6/08(a)(c)	9,175,000
15,500,000	Morton Arboretum Project, LOC-Bank of America N.A.,
	3.000%, 3/6/08(a)	15,500,000
3,375,000	Fulton, IL, Drives-Inc., 3.150%, 3/6/08(a)(b)	3,375,000
8,600,000	Illinois Development Finance Authority, Lyric Opera of Chicago Project,
	LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank,
	LOC-Bank One N.A., 3.200%, 3/5/08(a)	8,600,000
5,450,000	Illinois Development Finance Authority Revenue, Residential Rental,
	LIQ-FHLMC, 3.100%, 3/5/08(a)(b)	5,450,000
	Illinois Development Finance Authority, IDR:
3,095,000	Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.,
	3.100%, 3/6/08(a)(b)	3,095,000
3,220,000	Northwest Pallet Supply Project, LOC-Harris Trust & Savings Bank,
	3.150%, 3/6/08(a)(b)	3,220,000
	Illinois Finance Authority:
2,100,000	Elgin Academy Project, LOC-Charter One Bank, 3.050%, 3/5/08(a)	2,100,000
7,680,000	Saint Xavier University Project, LOC-Lasalle Bank N.A.,
	3.100%, 3/6/08(a)	7,680,000
	Illinois Finance Authority Revenue:
2,495,000	Alexian Brothers Health Systems C, FSA, SPA-Harris Bank,
	3.050%, 3/6/08(a)	2,495,000
2,150,000	Dominican University, LOC-JPMorgan Chase, 3.200%, 3/5/08(a)	2,150,000
6,000,000	Illinois College, LOC-U.S. Bank, 3.180%, 3/6/08(a)	6,000,000
6,625,000	Northwestern Memorial Hospital, SPA-UBS AG, 2.880%, 3/6/08(a)	6,625,000
3,070,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 3.050%, 3/5/08(a)	3,070,000
	Resurrection Health:
4,600,000	LOC-JPMorgan Chase, 4.010%, 3/3/08(a)	4,600,000
1,000,000	LOC-LaSalle Bank N.A., 3.190%, 3/6/08(a)	1,000,000
1,000,000	Illinois Health Facilities Authority, Swedish Covenant Hospital,
	LOC-LaSalle Bank, 3.050%, 3/5/08(a)	1,000,000
2,405,000	Illinois Health Facilities Authority Revenue, Alexian Brothers Health,
	FSA, 5.125% Prerefunded 1/1/09 @ 101, due 1/1/28(d)	2,474,871
995,000	Illinois Housing Development Authority Revenue, Danbury Court
	Apartment-Phase II-B, LOC-Federal Home Loan Bank, 3.100%,
	3/6/08(a)(b)	995,000

See Notes to Financial Statements.

24  |   Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Illinois — 5.6% continued
$15,000,000	Illinois State Toll Highway Authority, Highway Revenue, Refunding
	Senior Priority, 3.250%, 3/6/08(a)	$15,000,000
1,250,000	Warren County, IL, Monmouth College Project, 3.190%, 3/6/08(a)	1,250,000

	Total Illinois	143,478,647

	Indiana — 0.8%
15,000,000	Indianapolis Airport Authority, TECP, LOC, JPMorgan Chase, 3.040%
	due 3/7/08	15,000,000
4,265,000	Whitley County, IN, EDR, Micopulse Inc. Project,
	LOC-Wells Fargo Bank N.A., 3.260%, 3/6/08(a)(b)	4,265,000

	Total Indiana	19,265,000

	Iowa — 0.6%
	Iowa Finance Authority:
4,000,000	Industrial Development Revenue, Embria Health Sciences Project,
	LOC-Wells Fargo Bank, 3.260%, 3/6/08(a)(b)	4,000,000
5,000,000	Single Family Mortgage Bonds, 2004 Series B, 3.150%, 3/6/08(a)(b)	5,000,000
5,000,000	Iowa State, TRAN, 4.000% due 6/30/08	5,012,187

	Total Iowa	14,012,187

	Kansas — 0.6%
5,875,000	Kansas State Department of Transportation Highway Revenue,
	Refunding, 5.000% due 9/1/08	5,923,292
10,220,000	Lawrence, KS, GO, 4.250% due 10/1/08	10,265,397

	Total Kansas	16,188,689

	Kentucky — 0.3%
1,610,000	Berea, KY, Educational Facilities Revenue, 4.000%, 3/3/08(a)	1,610,000
3,505,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association
	of Counties Leasing Trust, LOC-U.S. Bank N.A., 2.700%, 3/5/08(a)	3,505,000
2,800,000	Kentucky Housing Corp., Housing Revenue, SPA-Kentucky Housing Corp.,
	3.310%, 3/5/08(a)(b)	2,800,000

	Total Kentucky	7,915,000

	Louisiana — 1.0%
3,200,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project,
	LOC-SunTrust Bank, 3.250%, 3/5/08(a)	3,200,000
4,900,000	Calcasieu Parish Inc. Louisiana Industrial Development Board Revenue,
	Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.350%,
	3/5/08(a)(b)	4,900,000
4,100,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal
	Revenue, WPT Corp. Project, LOC-Bank of America, 3.350%, 3/5/08(a)(b)	4,100,000
400,000	East Baton Rouge Parish, LA, PCR, Refunding, ExxonMobil Project,
	3.650%, 3/3/08(a)	400,000
4,000,000	Louisiana Housing Finance Agency, MFH, Revenue, Jefferson Lakes
	Apartments Project, FHLMC, LIQ-FHLMC, 3.210%, 3/6/08(a)(b)	4,000,000
300,000	Louisiana PFA Revenue, Comm-Care Louisiana Project,
	LOC-JPMorgan Chase, 3.160%, 3/6/08(a)	300,000
8,755,000	State of Louisiana, FSA, 5.500% due 4/15/08	8,803,895

	Total Louisiana	25,703,895

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report   |  25

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Maryland — 4.8%
$3,025,000	Frederick County, MD, Refunding Public Facilities, 5.250% due 7/1/08	$3,067,469
	Howard County, MD:
5,710,000	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA,
	3.160%, 3/6/08(a)	5,710,000
3,230,000	Revenue, Refunding Glenelg Country School, LOC-PNC Bank N.A.,
	3.160%, 3/7/08(a)	3,230,000
15,000,000	TECP, LOC State Street Bank, 3.400% due 3/4/08	15,000,000
	Maryland Health & Higher EFA TECP, Johns Hopkins University:
2,000,000	0.950% due 6/5/08	2,000,000
400,000	Revenue, Mercy Medical Center, LOC-Bank of America,
	3.030%, 3/5/08(a)	400,000
2,780,000	Maryland Health & Higher EFA Revenue, University of Maryland
	Medical System, LOC-Bank of America N.A., 3.000%, 3/6/08(a)	2,780,000
2,600,000	Maryland State Community Development Administration, Department
	of Housing and Community Developments, SPA-State Street Bank &
	Trust Co., 3.000%, 3/6/08(a)(b)	2,600,000
	Maryland State Economic Development Corp. Revenue:
2,900,000	Refunding, Constellation Energy Inc., LOC-Wachovia Bank,
	3.160%, 3/6/08(a)	2,900,000
6,740,000	Santa Barbara Court LLC Project, LOC-PNC Bank N.A.,
	3.210%, 3/7/08(a)(b)	6,740,000
	Maryland State Health & Higher EFA Revenue:
7,200,000	Archdiocese of Baltimore Schools, LOC-PNC Bank N.A., 3.170%, 3/7/08(a)	7,200,000
1,400,000	Gilman School, LOC-SunTrust Bank, 3.240%, 3/5/08(a)	1,400,000
16,000,000	Mercy Medical Center, LOC-Wachovia Bank NA, 3.290%, 3/6/08(a)	16,000,000
4,400,000	Maryland State Stadium Authority, Sports Facilities Lease Revenue,
	Refunding, Football Stadium, SPA-Dexia Credit Local, 3.100%, 3/6/08(a)	4,400,000
18,700,000	Montgomery County, MD, TECP, LOC Fortis Bank NV, 2.750% due 4/1/08	18,700,000
8,140,000	Montgomery County, MD, EDR, George Meany Center for Labor,
	LOC-Bank of America N.A., 3.000%, 3/6/08(a)	8,140,000
	Montgomery County, MD:
500,000	Housing Opportunities Commission Housing Revenue,
	The Grand Issue I, LIQ-Fannie Mae, 2.840%, 3/5/08(a)(b)	500,000
400,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	400,000
16,350,000	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal,
	LOC-LaSalle Bank N.A., 2.980%, 3/6/08(a)	16,350,000
3,250,000	Washington County, MD, EDR, St. James School Project,
	LOC-PNC Bank NA, 3.070%, 3/6/08(a)	3,250,000
1,660,000	Washington Suburban Sanitation District, MD, GO, Refunding-Building
	Construction, 5.250% due 6/1/08	1,676,686

	Total Maryland	122,444,155

	Massachusetts — 1.8%
10,000,000	Commonwealth of Massachusetts, TECP LIQ Dexia Credit Local,
	3.320% due 3/4/08	10,000,000
500,000	Massachusetts State DFA, Revenue, Smith College, SPA-Morgan Stanley,
	3.350%, 3/6/08(a)	500,000
	Massachusetts State HEFA:
5,100,000	Amherst College, Series F, 3.000%, 3/6/08(a)	5,100,000
2,200,000	Harvard University, 3.400%, 3/6/08(a)	2,200,000

See Notes to Financial Statements.

26  |   Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 1.8% continued
$5,300,000	Pool Loan Program, LOC-Citizens Bank, 3.120%, 3/6/08(a)	$5,300,000
	Massachusetts State HEFA Revenue:
600,000	Amherst College, 3.000%, 3/6/08(a)	600,000
	Capital Asset Program:
2,500,000	LOC-Bank of America, 3.120%, 3/6/08(a)	2,500,000
2,120,000	LOC-Bank of MA, 3.120%, 3/6/08(a)	2,120,000
1,775,000	Capital Asset, LOC-Bank of America, 3.120%, 3/6/08(a)	1,775,000
200,000	Hallmark Health System, FSA, SPA-Bank of America, 3.030%, 3/6/08(a)	200,000
200,000	Partners Healthcare Systems, SPA-Bank of America, 3.350%, 3/6/08(a)	200,000
7,300,000	Suffolk University, LOC-JPMorgan Chase, 3.150%, 3/6/08(a)	7,300,000
2,700,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local,
	2.890%, 3/5/08(a)	2,700,000
600,000	Massachusetts State Water Resources Authority, Multi-Modal, Refunding,
	LOC-Landesbank Baden-Wurttemberg, 3.250%, 3/3/08(a)	600,000
4,000,000	New Bedford, MA, GO, RAN, 3.750% due 6/30/08	4,008,586

	Total Massachusetts	45,103,586

	Michigan — 2.3%
6,500,000	Detroit, MI, TAN, LOC-Scotiabank, 4.500% due 3/1/08	6,500,000
6,120,000	Michigan Municipal Bond Authority Revenue, Notes, LOC-Scotiabank,
	4.500% due 8/20/08	6,142,721
10,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	10,060,761
6,130,000	Michigan State, Strategic Fund Ltd. Obligation Revenue, Refunding,
	Industrial Development MSCM Inc., LOC-LaSalle Bank Midwest,
	3.100%, 3/6/08(a)(b)	6,130,000
10,235,000	University of Michigan, TECP, 3.160% due 3/4/08	10,235,000
	University of Michigan TECP:
15,830,000	3.370% due 3/3/08	15,830,000
	Hospital:
1,900,000	4.000%, 3/3/08(a)	1,900,000
2,200,000	3.230%, 3/6/08(a)	2,200,000

	Total Michigan	58,998,482

	Minnesota — 2.8%
1,740,000	Mendota Heights, MN, Purchase Revenue, St. Thomas Academy Project,
	LOC-Allied Irish Banks PLC, 3.180%, 3/6/08(a)	1,740,000
16,619,000	Minneapolis St. Paul, Airport, TECP, LOC Westdeutsche Landesbank,
	2.200% due 5/6/08	16,619,000
16,950,000	Minnesota HEFA Revenue, MN, Carleton College, SPA-Wells Fargo Bank,
	3.050%, 3/6/08(a)	16,950,000
15,530,000	Minnesota State, Housing Finance Agency, Residential Housing Finance,
	SPA-Lloyds TSB Bank PLC, 3.270%, 3/6/08(a)(b)	15,530,000
5,000,000	Minnetonka, MN, MFH Revenue, Refunding-Minnetonka Hills Apartments,
	LIQ-FNMA, 3.200%, 3/6/08(a)	5,000,000
3,710,000	Oak Park Heights, MN, MFH Revenue, Refunding Housing Boutwells
	Landing, LIQ-Freddie Mac, 3.200%, 3/6/08(a)	3,710,000
8,000,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC, 3.160%, 3/6/08(a)	8,000,000
5,000,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems Project,
	SPA-Royal Bank of Canada, 3.150%, 3/6/08(a)	5,000,000

	Total Minnesota	72,549,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report   |  27

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Mississippi — 1.2%
	Mississippi Business Finance Commission Gulf Opportunity Zone,
	Chevron USA Inc. Project:
$4,000,000	2.900%, 3/5/08(a)	$4,000,000
4,000,000	3.250%, 3/5/08(a)	4,000,000
	Mississippi Business Finance Corp.:
5,000,000	Chrome Deposit Corp. Project, LOC-PNC Bank N.A., 3.100%, 3/6/08(a)	5,000,000
17,100,000	Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC,
	LOC-SunTrust Bank, 3.250%, 3/5/08(a)	17,100,000

	Total Mississippi	30,100,000

	Missouri — 0.7%
750,000	Bi-State Development Agency, MO, Metrolink Cross County,FSA,
	SPA-WESTLB AG, 3.000%, 3/5/08(a)	750,000
2,500,000	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments Project,
	LOC-LaSalle Bank N.A., 3.100%, 3/6/08(a)(b)	2,500,000
	Missouri State HEFA:
	Revenue:
6,175,000	Assemblies of God College, LOC-Bank of America, 3.000%, 3/6/08(a)	6,175,000
1,000,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase,
	3.500%, 3/3/08(a)	1,000,000
	Washington University:
100,000	SPA-Dexia Credit Local, 4.000%, 3/3/08(a)	100,000
500,000	SPA-JPMorgan Chase, 3.500%, 3/3/08(a)	500,000
600,000	Washington University, SPA-JPMorgan Chase, 4.000%, 3/3/08(a)	600,000
890,000	Missouri State Highways & Transit Commission State Road Revenue,
	Multi Modal Third Lien, LOC-State Street Bank & Trust Co.,
	3.000%, 3/5/08(a)	890,000
3,680,000	Missouri State Highways & Transit Commission, State Road Revenue,
	Multi-Modal, Third Lien, LOC-State Street Bank & Trust, 2.550%, 3/5/08(a)	3,680,000
1,000,000	St. Charles County, MO, Public Water Supply, District No. 2, COP,
	LOC-Bank of America N.A., 3.000%, 3/6/08(a)	1,000,000

	Total Missouri	17,195,000

	Nebraska — 4.0%
23,245,000	American Public Energy Agency Nebraska, Gas Supply Revenue,
	SPA-Societe Generale, 3.160%, 3/6/08(a)	23,245,000
4,320,000	American Public Energy Agency, NE, Gas Supply Revenue, National
	Public Gas Agency Project, SPA-Societe Generale, 3.160%, 3/6/08(a)	4,320,000
2,000,000	Lincoln, NE, Waterworks Revenue, Refunding, 5.000% due 8/15/08	2,034,648
	Nebraska Investment Finance Authority, Single Family Housing Revenue:
7,205,000	3.350%, 3/5/08(a)(b)	7,205,000
1,245,000	SPA-FHLB, 3.350%, 3/5/08(a)(b)	1,245,000
	Nebraska Public Power District:
5,000,000	TECP, LiQ Bank of Nova Scotia, 3.000% due 3/7/08	5,000,000
16,700,000	TECP, LiQ Bank of Nova Scotia, 1.400% due 7/15/08	16,700,000
42,500,000	Omaha, NE, Public Power District, TECP, LOC JPMorgan Chase,
	3.350% due 3/3/08	42,500,000

	Total Nebraska	102,249,648

See Notes to Financial Statements.

28  |   Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Nevada — 0.8%
$11,400,000	Las Vegas, NV, Water District, TECP, LiQ BNP Paribas, Lloyds Bank Plc,
	0.950% due 6/5/08	$11,400,000
4,500,000	Nevada Housing Division, Single Family Mortgage Revenue,
	GNMA, FNMA, FHLMC, SPA-JPMorgan Chase, 3.000%, 3/5/08(a)(b)	4,500,000
1,200,000	Nevada State, GO, Municipal Bond Bank Projects 66 and 67, MBIA,
	5.375% due 5/15/21(d)	1,210,612
2,343,000	Tuckee Meadows Water Authority, TECP, LOC Lloyds Bank Plc,
	2.600% due 6/2/08	2,343,000

	Total Nevada	19,453,612

	New Hampshire — 0.1%
	New Hampshire HEFA Revenue:
1,800,000	Dartmouth College, SPA-JPMorgan Chase, 4.000%, 3/3/08(a)	1,800,000
1,775,000	Dartmouth Hitchcock Clinic, FSA, SPA-Dexia Credit Local & JPMorgan
	Chase, 3.160%, 3/6/08(a)	1,775,000

	Total New Hampshire	3,575,000

	New Jersey — 3.3%
9,000,000	Montclair Township, NJ, GO, Temporary Notes, 3.750% due 12/19/08	9,060,182
17,708,482	Montgomery Township, NJ, BAN, 4.000% due 9/26/08	17,764,200
200,000	New Jersey EDA Revenue, School Facilities Construction Subordinated,
	LOC-Bank of Nova Scotia, LOC-Lloyds TSB Bank PLC, 3.500%, 3/3/08(a)	200,000
9,900,000	Newark, NJ, GO, School Promissory Notes, 3.000% due 1/23/09	9,947,596
25,000,000	State of New Jersey, TRAN, 4.500% due 6/24/08	25,068,899
23,468,895	Trenton, NJ, BAN, 4.500% due 7/2/08	23,525,911

	Total New Jersey	85,566,788

	New Mexico — 0.8%
2,000,000	New Mexico Educational Assistance Foundation, Education Loan,
	4.950% due 3/1/09(b)	2,065,356
	New Mexico State Hospital Equipment Loan Council Hospital Revenue:
2,900,000	Refunding, Presbyterian Healthcare, 4.600% due 8/1/08	2,917,789
15,500,000	Refunding, Presbyterian Healthcare B, FSA, SPA-Citibank N.A.,
	2.900%, 3/5/08(a)	15,500,000

	Total New Mexico	20,483,145

	New York — 1.2%
5,000,000	Metropolitan Transit Authority NYC, TECP, LOC-ABN AMRO BANK NY,
	3.050% due 7/8/08	5,000,000
5,700,000	New York City, NY, HDC Mortgage Revenue, Queens Family Courthouse
	Apartment, LOC-Citibank N.A., 3.270%, 3/5/08(a)(b)	5,700,000
	New York City, NY, TFA:
6,995,000	Future Tax Secured, Revenue, SPA-Dexia Credit Local, 2.950%, 3/5/08(a)	6,995,000
1,755,000	New York City Recovery Project Revenue, Subordinated,
	LIQ-JPMorgan Chase, 4.000%, 3/3/08(a)	1,755,000
3,600,000	New York State Dormitory Authority Revenue, Court Facilities Lease,
	LOC-Bayerische Landesbank, 2.790%, 3/5/08(a)	3,600,000
8,000,000	New York State Power Authority, TECP, 2.680% due 7/2/08	8,000,000

	Total New York	31,050,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  29

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	North Carolina — 4.9%
$8,600,000	Board of Governors University, NC, TECP, 2.750% due 3/4/08	$8,600,000
	Charlotte, NC:
3,000,000	TECP, LiQ Depfa Bank Plc, 2.950% due 7/22/08	3,000,000
11,493,000	TECP, LiQ Depfa Bank Plc, 2.900% due 8/15/08	11,493,000
3,835,000	TECP, LiQ U.S. Bank, KBC Bank, 1.200% due 11/6/08	3,835,000
3,000,000	GO, SPA-KBC Bank NV, 3.000%, 3/6/08(a)	3,000,000
11,310,000	Water & Sewer System Revenue, SPA-Depfa Bank PLC, 3.330%, 3/6/08(a)	11,310,000
	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
9,200,000	FSA, SPA-Dexia Credit Local, 3.330%, 3/6/08(a)	9,200,000
825,000	LIQ-Bank of America, 3.000%, 3/6/08(a)	825,000
5,000,000	Durham County, NC, Industrial Facilities & Pollution Control Financing
	Authority, 3.160%, 3/6/08(a)	5,000,000
13,760,000	Guilford County, NC, GO, SPA-Dexia Credit Local, 3.000%, 3/6/08(a)	13,760,000
	Mecklenburg County, NC, COP:
4,580,000	SPA-Depfa Bank PLC, 3.330%, 3/6/08(a)	4,580,000
2,190,000	SPA-Wachovia Bank NA, 3.330%, 3/6/08(a)	2,190,000
	New Hanover County, NC:
6,750,000	GO, SPA-Wachovia Bank, 3.250%, 3/6/08(a)	6,750,000
3,075,000	Hospital Revenue, Refunding, New Hanover Regional, FSA,
	SPA-Wachovia Bank, 3.050%, 3/5/08(a)	3,075,000
1,890,000	North Carolina Educational Facilities Finance Agency Revenue,
	Providence Day School, LOC-Bank of America, 3.000%, 3/6/08(a)	1,890,000
485,000	North Carolina Medical Care Commission Hospital Revenue,
	North Carolina Baptist Hospital Project, SPA-Wachovia Bank,
	3.100%, 3/6/08(a)	485,000
490,000	North Carolina Medical Care Commission, Health Care Facilities
	Revenue, Carol Woods Project, Radian, LOC-Branch Banking & Trust,
	3.500%, 3/3/08(a)	490,000
	North Carolina State, GO:
4,200,000	Public Improvement, SPA-Landesbank Hessen-Thuringen,
	2.850%, 3/5/08(a)	4,200,000
6,450,000	SPA-Baygrische Landes Bank, 3.000%, 3/5/08(a)	6,450,000
	Union County, NC, GO:
8,640,000	SPA-Depfa Bank PLC, 3.320%, 3/6/08(a)	8,640,000
4,820,000	SPA-Dexia Credit Local, 3.320%, 3/6/08(a)	4,820,000
13,800,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen,
	3.320%, 3/6/08(a)	13,800,000

	Total North Carolina	127,393,000

	North Dakota — 0.4%
9,590,000	North Dakota State Housing Finance Agency Revenue, Housing Finance
	Program, Home Mortgage Finance, SPA-KBC Bank, 3.060%, 3/5/08(a)(b)	9,590,000

	Ohio — 2.9%
13,225,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research
	Building Project, LOC-Fifth Third Bank, 3.200%, 3/5/08(a)	13,225,000
5,500,000	Columbus, OH, Airport, TECP, LiQ Calyon, 2.680% due 6/3/08	5,500,000
4,000,000	Columbus, OH, City School District, GO, BAN, School Facilities
	Construction, 3.750% due 12/11/08	4,018,102

See Notes to Financial Statements.

30  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Ohio — 2.9% continued
$3,000,000	Columbus, OH, GO, San Sewer, 3.300%, 3/6/08(a)	$3,000,000
4,060,000	Columbus, OH, Sewer Revenue, Refunding, 3.300%, 3/6/08(a)	4,060,000
	Geauga County, OH, Revenue:
5,800,000	South Franklin Circle Project A, LOC-Keybank N.A., 4.000%, 3/3/08(a)	5,800,000
10,900,000	South Franklin Circle Project, LOC-Keybank N.A., 4.000%, 3/3/08(a)	10,900,000
3,865,000	Ohio State Higher Educational Facilities, Commission Revenue,
	Higher Educational Facility-Pooled Program, LOC-Fifth Third Bank,
	3.180%, 3/6/08(a)	3,865,000
6,000,000	Ohio State Major New State Infrastructure Project Revenue,
	4.250% due 6/15/08	6,015,467
2,830,000	Ohio State University, General Receipts, 2.530%, 3/5/08(a)	2,830,000
4,640,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 2.970%, 3/5/08(a)	4,640,000
	Ohio State, GO:
780,000	Common Schools, 3.000%, 3/5/08(a)	780,000
400,000	Refunding and Improvement Infrastructure, 3.100%, 3/5/08(a)	400,000
3,380,000	Ohio State, GO, Common Schools, 2.850%, 3/5/08(a)	3,380,000
4,675,000	Salem, OH, Hospital Revenue, Refunding and Improvement Salem
	Community, LOC-JPMorgan Chase, 3.400%, 3/6/08(a)	4,675,000

	Total Ohio	73,088,569

	Oregon — 1.8%
10,865,000	City Of Salem, OR, Water & Sewer, TECP, LiQ Fortis Bank
	2.750% due 7/1/08	10,865,000
6,650,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen,
	5.875% due 1/1/16(c)(d)	6,929,871
1,880,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor
	Project, LOC-KBC Bank, 3.500%, 3/3/08(a)	1,880,000
9,850,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	9,866,306
500,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local,
	3.150%, 3/3/08(a)	500,000
10,000,000	Oregon State, Housing & Community Services Department Mortgage
	Revenue, Single Family Mortgage Program, SPA-KBC Bank N.V.,
	3.100%, 3/7/08(a)(b)	10,000,000
4,825,000	Washington County, OR, Housing Authority Revenue, Refunding-Bethany
	Meadows II Project, LOC-U.S. Bank N.A., 3.240%, 3/6/08(a)(b)	4,825,000

	Total Oregon	44,866,177

	Pennsylvania — 8.2%
6,000,000	Allegheny County, PA, IDA, Little Sisters of the Poor, 3.070%, 3/6/08(a)	6,000,000
5,300,000	Allegheny County, PA, Higher Education Building Authority University
	Revenue, Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen,
	3.500%, 3/3/08(a)	5,300,000
12,400,000	Beaver County, PA, IDA, PCR, Refunding, Firstenergy Nuclear,
	LOC-Wachovia Bank, 2.970%, 3/5/08(a)	12,400,000
6,500,000	Central York School District, GO, FSA, 3.180%, 3/6/08(a)	6,500,000
12,150,000	Cumberland County, PA, Municipal Authority Revenue, Refunding,
	Asbury Obligated Group, LOC-KBC Bank N.V., 3.000%, 3/6/08(a)	12,150,000
4,725,000	Delaware County Authority, PA, Dunwoody Village Inc., 3.380%, 3/6/08(a)	4,725,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  31

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 8.2% continued
$10,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 3.070%, 3/6/08(a)	$10,000,000
305,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System,
	SPA-Wachovia Bank, 3.450%, 3/3/08(a)	305,000
2,700,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,
	3.180%, 3/6/08(a)	2,700,000
1,825,000	Lancaster County, PA, GO, FSA, 3.180%, 3/6/08(a)	1,824,998
3,300,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project,
	LOC-PNC Bank N.A., 3.070%, 3/6/08(a)	3,300,000
400,000	Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase,
	3.400%, 3/6/08(a)	400,000
8,000,000	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.,
	3.070%, 3/6/08(a)	8,000,000
1,570,000	Manheim Township School District, PA, GO, FSA, SPA-Royal
	Bank of Canada, 3.190%, 3/6/08(a)	1,570,000
2,175,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 3.180%, 3/6/08(a)	2,175,000
6,375,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	3.190%, 3/6/08(a)	6,375,000
600,000	Montgomery County, PA, IDA Revenue, Philadelphia Presbyterian Homes,
	Series B, LOC-Wachovia Bank N.A., 2.950%, 3/6/08(a)	600,000
4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local,
	3.190%, 3/6/08(a)	4,000,000
7,970,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital,
	LOC-PNC Bank, 3.070%, 3/6/08(a)	7,970,000
2,250,000	Pennsylvania Economic Development Financing Authority Revenue,
	LOC-PNC Bank N.A., 3.120%, 3/6/08(a)(b)	2,250,000
6,000,000	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue, Shippingport Project, LOC-PNC Bank,
	2.940%, 3/5/08(a)(b)	6,000,000
800,000	Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local,
	3.190%, 3/5/08(a)(b)	800,000
1,180,000	Pennsylvania State Turnpike Commission, Revenue, SPA-Landesbank
	Baden-Wurttemberg, 3.200%, 3/5/08(a)	1,180,000
7,500,000	Philadelphia, PA, GO, TRAN, 4.500% due 6/30/08	7,519,959
6,415,000	Philadelphia, PA, Authority for IDR, Pooled Loan Program,
	LOC-Citizens Bank, 3.100%, 3/6/08(a)	6,415,000
	Philadelphia, PA, Gas Works Revenue:
27,800,000	TECP, LOC JPMorgan Chase, 2.950% due 3/10/08	27,800,000
7,800,000	TECP, LOC JPMorgan Chase, 1.000% due 5/12/08	7,800,000
	Philadelphia, PA:
7,125,000	Authority for IDR, The Franklin Institute Project, LOC-Bank of America,
	3.000%, 3/6/08(a)	7,125,000
6,200,000	Authority for Industrial Development, Springside School,
	LOC-PNC Bank, 3.180%, 3/6/08(a)	6,200,000
6,105,000	Phoenixville, PA, Area School District, GO, FSA, SPA-Wachovia Bank N.A.,
	3.180%, 3/6/08(a)	6,105,000
4,700,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority,
	FSA, SPA-PNC Bank, 3.080%, 3/6/08(a)	4,700,000

See Notes to Financial Statements.

32  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 8.2% continued
$600,000	Saint Mary Hospital Authority Bucks County, Catholic Health,
	2.900%, 3/5/08(a)	$600,000
10,325,000	State Public School Building Authority, Albert Gallatin Area Schools,
	FSA, SPA-PNC Bank, 3.070%, 3/6/08(a)	10,325,000
	University of Pittsburgh, PA, Commonwealth System of Higher Education,
	University Capital Project, SPA-Depfa Bank PLC:
3,150,000	2.850%, 3/5/08(a)	3,150,000
1,500,000	3.230%, 3/5/08(a)	1,500,000
	Washington County Hospital Authority, PA:
2,990,000	Hospital Washington Hospital Project, 3.800% due 7/1/08(e)	2,990,000
6,500,000	Washington Hospital, 3.800% due 7/1/08(e)	6,500,000
3,900,000	York County, PA, GO, TRAN, 3.500% due 6/30/08	3,909,328

	Total Pennsylvania	209,164,285

	Rhode Island — 0.1%
1,900,000	Rhode Island Health & Educational Building Corp. Revenue, Catholic
	Schools Program, LOC-Citizens Bank of Rhode Island, 3.000%, 3/5/08(a)	1,900,000

	South Carolina — 2.6%
2,175,000	Beaufort County, SC, School District, GO, Refunding, SCSDE,
	5.000% due 4/1/08	2,178,484
35,800,000	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement,
	SPA-Wachovia Bank, 3.000%, 3/6/08(a)	35,800,000
2,700,000	Oconee County, SC, PCR, Refunding-Facilities Duke,
	Remarketed 11/03/03, LOC-SunTrust Bank, 3.250%, 3/6/08(a)	2,700,000
	South Carolina Jobs EDA:
4,600,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 3.350%, 3/5/08(a)(b)	4,600,000
4,790,000	Hospital Facilities Revenue, Sisters Charity Providence Hospital,
	LOC-Wachovia Bank, 3.350%, 3/6/08(a)	4,790,000
6,630,000	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank,
	3.350%, 3/5/08(a)(b)	6,630,000
6,100,000	South Carolina Jobs-EDA, Hospice Laurens County Inc.,
	LOC-SunTrust Bank, 3.250%, 3/5/08(a)	6,100,000
3,745,000	South Carolina State Housing Finance & Development Authority
	Multi-Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia Bank,
	3.430%, 3/6/08(a)(b)	3,745,000

	Total South Carolina	66,543,484

	South Dakota — 0.3%
6,210,000	South Dakota Economic Development Finance Authority, Hastings
	Filters Inc., 3.180%, 3/6/08(a)(b)	6,210,000
1,590,000	South Dakota Housing Development Authority, Homeownership
	Mortgage, SPA-Landesbank Hessen-Thuringen, 3.050%, 3/5/08(a)	1,590,000

	Total South Dakota	7,800,000

	Tennessee — 2.5%
13,600,000	Hamilton County, TN, GO, TECP, LOC Suntrust Bank, 1.600% due 4/1/08	13,600,000
9,000,000	Jackson, TN, Health Educational & Housing Facility Board Revenue,
	Union University Project, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	9,000,000
8,500,000	Marion County, TN, Industrial & Environmental Development Board,
	Valmont Industries Inc. Project, LOC-Wachovia Bank N.A.,
	3.450%, 3/6/08(a)(b)	8,500,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  33

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Tennessee — 2.5% continued
$5,000,000	Metropolitan Government Nashville & Davidson County, TN, TECP,
	Vanderbilt University, 1.550% due 3/3/08	$5,000,000
5,280,000	Metropolitan Nashville, TN, Airport Authority Special Facilities Revenue,
	Aero Nashville LLC Project, LOC-JPMorgan Chase, 3.210%, 3/6/08(a)(b)	5,280,000
5,650,000	Montgomery County, TN, Public Building Authority, Revenue, Tennessee
	County Loan Pool, LOC-Bank of America, 3.000%, 3/6/08(a)(c)	5,650,000
4,250,000	Morristown, TN, Industrial Development Board Revenue, Industrial
	Automotive Products, LOC-Landesbank Baden, 3.400%, 3/5/08(a)(b)	4,250,000
13,780,000	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue,
	Tusculum College Project, LOC-SunTrust Bank, 3.250%, 3/5/08(a)	13,780,000

	Total Tennessee	65,060,000

	Texas — 10.0%
1,035,000	Austin, TX, Water & Wastewater System Revenue, FSA, SPA-Landesbank
	Baden-Wurttemberg, 3.400%, 3/6/08(a)	1,035,000
	Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue:
4,930,000	Refunding, Northwest Trails Apartments, FNMA, LOC-FNMA,
	3.200%, 3/6/08(a)	4,930,000
6,435,000	Refunding, Vista Meadows Project, FHLMC, LOC-FHLMC,
	3.200%, 3/6/08(a)	6,435,000
5,000,000	City of Garland, TX, GO, TECP, 2.100% due 6/10/08	5,000,000
11,100,000	Crawford, TX, Education Facilities Corp., Concordia University,
	LOC-Wachovia Bank N.A., 3.350%, 3/6/08(a)	11,100,000
5,892,000	Dallas, TX, Water & Sewer, TECP, 1.850% due 4/23/08	5,892,000
10,000,000	Dallas, TX, Water & Sewer, TECP, LOC-Bank of America,
	3.350% due 3/11/08	10,000,000
15,000,000	Dallas, TX, Area Rapid Transit, Senior Subordinated, TECP,
	LIQ-Landesbank Baden-Wurttemberg, 3.450% due 3/11/08	15,000,000
2,700,000	Grapevine-Colleyville, TX, ISD, 8.250% due 6/15/08	2,734,541
	Harris County, TX, Health Facilities Development Corp. Revenue:
45,000,000	Refunding, Methodist Hospital Systems LOC-LandesBank
	Hessen-Thuringen, 3.350%, 3/6/08(a)	45,000,000
390,000	St. Luke’s Episcopal Hospital, SPA-Northern Trust, Bayerische
	Landesbank, Bank of America, JPMorgan Chase, 3.500%, 3/3/08(a)	390,000
	Houston, TX, Airport Systems Revenue:
15,000,000	TECP, LOC Dexia Credit Local, 3.350% due 3/27/08	15,000,000
6,000,000	TECP, LOC Dexia Credit Local, 1.400% due 6/25/08	6,000,000
1,400,000	Lower Neches Valley Authority, TX, Industrial Development Corp.,
	Exempt Facilities Revenue, Mobil Oil Refining Corp. Project,
	4.000%, 3/3/08(a)(b)	1,400,000
1,000,000	Lubbock, TX, ISD, GO, School Building, PSF-GTD, SPA-Bank of
	America N.A., 3.160%, 3/6/08(a)	1,000,000
14,500,000	North Central Texas Health Facility Development Corp. Revenue,
	Baylor Health Care System Project, FSA, SPA-Bank of New York,
	2.900%, 3/5/08(a)	14,500,000
7,600,000	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue,
	LOC-JPMorgan Chase, 3.400%, 3/6/08(a)	7,600,000
7,000,000	Riesel, TX, Industrial Development Corporation, Solid Waste Disposal
	Revenue, Sandy Creek Energy Association, LOC-Credit Suisse,
	3.380%, 3/5/08(a)(b)	7,000,000

See Notes to Financial Statements.

34  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Texas — 10.0% continued
$4,250,000	Riesel, TX, IDC, Solid Waste Disposal Revenue, Sandy Creek Energy
	Association, LOC-Credit Suisse, 3.380%, 3/5/08(a)(b)	$4,250,000
1,600,000	San Antonio, TX, Empowerment Zone Development Corp.,
	Drury Southwest Hotel Project, LOC-U.S. Bank, 3.100%, 3/6/08(a)(b)	1,600,000
17,175,000	Tarrant County, TX, Cultural Education Facilities Finance Corp.,
	Hospital Revenue, Valley Baptist Medical Center, LOC-JPMorgan Chase,
	3.100%, 3/5/08(a)	17,175,000
635,000	Tarrant County, TX, Health Facilities Development Corp. Revenue,
	Adventist/Sunbelt, LOC-SunTrust Bank, 2.980%, 3/6/08(a)	635,000
6,900,000	Texas Public Finance Authority, TECP, 2.600% due 6/2/08	6,900,000
4,000,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue,
	BAN, Second Tier, 5.000% due 6/1/08	4,023,568
5,568,000	Texas Tech University, TECP, 3.350% due 3/11/08	5,568,000
13,950,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community
	Waste Disposal Project, LOC-Wells Fargo Bank NA, 3.180%, 3/6/08(a)(b)	13,950,000
12,300,000	Tyler, TX, IDS, GO, School Building, PSF-GTD, LIQ-Dexia Credit Local,
	3.160%, 3/6/08(a)	12,300,000
10,000,000	University of Texas, TECP, 1.650% due 7/7/08	10,000,000
20,000,000	Weatherford, TX, ISD, PSF-GTD, SPA-Depfa Bank PLC, 3.780% due 8/1/08(e)	20,000,000

	Total Texas	256,418,109

	Utah — 2.1%
1,300,000	Utah County, UT, Hospital Revenue, IHC Health Services Inc.,
	SPA-Westdeutsche Landesbank, 3.120%, 3/6/08(a)	1,300,000
	Utah Housing Corp. Single Family Mortgage Revenue:
2,000,000	GIC-Depfa Bank PLC, 3.380%, 3/5/08(a)(b)	2,000,000
8,645,000	LIQ-Bayerische Landesbank, 3.350%, 3/5/08(a)(b)	8,645,000
5,250,000	LIQ-Depfa Bank PLC, 3.350%, 3/5/08(a)(b)	5,250,000
3,295,000	SPA-Bayerische Landesbank, 3.350%, 3/5/08(a)(b)	3,295,000
7,160,000	SPA-Depfa Bank PLC, 3.350%, 3/5/08(a)(b)	7,160,000
	SPA-Lehman Brothers:
4,000,000	3.350%, 3/5/08(a)(b)	4,000,000
3,990,000	3.350%, 3/5/08(a)(b)	3,990,000
5,380,000	SPA-Westdeutsche Landesbank, 3.350%, 3/5/08(a)(b)	5,380,000
5,295,000	Utah Housing Corporation, Single Family Mortgage Revenue,
	SPA-Westdeutsche Landesbank, 3.350%, 3/5/08(a)(b)	5,295,000
1,885,000	Utah State Housing Finance Agency, Single Family Mortgage,
	SPA-Bayerische Landesbank, 3.350%, 3/5/08(a)(b)	1,885,000
6,300,000	Weber County, UT, Hospital Revenue, IHC Health Services,
	SPA-Landesbank Hessen-Thuringen, 3.150%, 3/3/08(a)	6,300,000

	Total Utah	54,500,000

	Virginia — 3.0%
10,000,000	Albemarle County, VA, IDA Revenue, Thomas Jefferson Foundation Inc.,
	LOC-SunTrust Bank, 3.250%, 3/5/08(a)	10,000,000
	Fairfax County, VA:
5,000,000	EDA Revenue, Mount Vernon Ladies Association of the Union Project,
	LOC-SunTrust Bank, 3.250%, 3/5/08(a)	5,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report   |   35

Schedule of investments (unaudited) continued
February 29, 2008

TAX FREE RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Virginia — 3.0% continued
$7,000,000	Redevelopment & Housing Authority Revenue, BAN, Affordable Housing,
	3.625% due 10/9/08	$7,013,376
8,000,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 3.250%, 3/6/08(a)(b)	8,000,000
15,000,000	Richmond, VA, GO, RAN, 4.000% due 6/25/08	15,032,733
19,000,000	University of Virginia, TECP, 1.000% due 6/26/08	19,000,000
8,600,000	Virginia College Building Authority, VA, Various Shenandoah University
	Projects, 3.450%, 3/3/08(a)	8,600,000
970,000	Virginia College Building Authority, VA, Educational Facilities Revenue,
	21st Century College, SPA-Wachovia Bank, 3.990%, 3/3/08(a)	970,000
4,000,000	Virginia Commonwealth Transportation Board, Federal Highway
	Reimbursement Notes, 5.000% due 10/1/08	4,049,150

	Total Virginia	77,665,259

	Washington — 2.7%
2,600,000	Everett, WA, GO, LOC-Bank of America, 3.050%, 3/6/08(a)	2,600,000
6,645,000	Snohomish County, WA, Housing Authority Revenue, Autumn Chase
	Apartments Project, LOC-Bank of America N.A., 3.000%, 3/6/08(a)	6,645,000
13,000,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding
	Capital Projects, LOC- Wells Fargo Bank NA, 3.020%, 3/6/08(a)	13,000,000
4,300,000	Washington State Economic Development Finance Authority Revenue,
	Canam Steel Project, LOC-Toronto-Dominion Bank, 3.150%, 3/6/08(a)(b)	4,300,000
3,960,000	Washington State Economic Development Finance Authority, EDR,
	Benaroya Research Institute at Virginia Mason, LOC-Bank of America,
	3.120%, 3/6/08(a)	3,960,000
200,000	Washington State Health Care Facilities Authority Revenue, Multicare
	Health Systems, FSA, SPA-U.S. Bank NA, 3.550%, 3/3/08(a)	200,000
1,300,000	Washington State Health Care Facilities Authority, Revenue, Catholic
	Health, SPA-JPMorgan Chase, 3.200%, 3/5/08(a)	1,300,000
	Washington State Housing Finance Commission Non-Profit Revenue:
8,300,000	Eastside Catholic School, LOC-Keybank N.A., 3.200%, 3/6/08(a)	8,300,000
10,695,000	St. Thomas School Project, 3.170%, 3/6/08(a)	10,695,000
	Washington State, Housing Finance Commission, MFH Revenue:
5,200,000	Deer Run West Apartments Project, LOC-Wachovia Bank N.A.,
	3.100%, 3/6/08(a)(b)	5,200,000
6,125,000	Rolling Hills Apartments Project, FNMA, LIQ-FNMA, 3.100%, 3/6/08(a)(b)	6,125,000
6,355,000	Washington, WA, HEFA, Revenue, Whitman College Project,
	SPA-JPMorgan Chase, 3.400%, 3/6/08(a)	6,355,000

	Total Washington	68,680,000

	Wisconsin — 1.0%
4,735,000	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A.,
	3.340%, 3/6/08(a)(b)	4,735,000
7,495,000	Wisconsin Housing & EDA Home Ownership Revenue, SPA-FHLB,
	3.270%, 3/5/08(a)(b)	7,495,000
	Wisconsin State HEFA Revenue:
5,275,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase,
	3.400%, 3/6/08(a)	5,275,000
6,800,000	Gundersen Lutheran, FSA, SPA-Dexia Public Finance Bank,
	3.780%, 3/3/08(a)	6,800,000

	Total Wisconsin	24,305,000

See Notes to Financial Statements.

36  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE

	Wyoming — 0.8%
$8,000,000	Sweetwater, WY, Memorial Hospital Project, LOC-Keybank NA,
	3.010%, 3/5/08(a)	$8,000,000
6,050,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.,
	3.330%, 3/5/08(a)(b)	6,050,000
6,070,000	Wyoming CDA, Revenue, Single-Family Mortgage,
	SPA-Westdeutsche Landesbank, 3.100%, 3/6/08(a)	6,070,000

	Total Wyoming	20,120,000

	TOTAL INVESTMENTS — 98.1% (Cost — $2,511,888,038#)	2,511,888,038
	Other Assets in Excess of Liabilities — 1.9%	49,128,975

	TOTAL NET ASSETS — 100.0%	$2,561,017,013

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  37

Schedule of investments (unaudited) continued
February 29, 2008

Abbreviations used in this schedule:

BAN	—	Bond Anticipation Notes
CDA	—	Community Development Authority
COP	—	Certificate of Participation
CSD	—	Central School District
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance - Insured Bonds
GIC	—	Guaranteed Investment Contract
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDC	—	Industrial Development Corporation
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Notes
Radian	—	Radian Assets Assurance
SPA	—	Standby Bond Purchase Agreement
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority
TRAN	—	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

38   |   Tax Free Reserves Portfolio 2008 Semi-Annual Report

SUMMARY OF INVESTMENTS BY INDUSTRY*
Education	16.9%
Hospitals	12.6
General obligation	11.4
Miscellaneous	10.7
Industrial development	9.2
Transportation	8.6
Housing: single-family	6.1
Utilities	6.0
Water & sewer	5.7
Housing: multi-family	4.8
Public facilities	2.9
Solid waste	1.2
Life care systems	1.1
Pollution control	1.0
Tax allocation	1.0
Pre-refunded	0.4
Finance	0.3
Electric	0.1

Total	100%

* As a percentage of total investments. Please note that the Fund holdings are as of February 29, 2008 and are subject to change.

RATINGS TABLE†
S&P/Moody’s‡
A-1	61.7%
VMIG1	22.2
SP-1	4.3
AAA	2.9
MIG1	2.5
F1	2.0
AA	1.7
NR	1.7
P1	1.0

100.0%

†	As percentage of total investments

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 40 and 41 for definitions of ratings.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  39

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

See Notes to Financial Statements.

40  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  41

Statement of assets and liabilities (unaudited)
Tax Free Reserves Portfolio
February 29, 2008

ASSETS:
Investments, at amortized cost	$2,511,888,038
Cash	70,185
Receivable for securities sold	54,562,942
Interest receivable	11,015,103
Prepaid expenses	15,066

Total Assets	2,577,551,334

LIABILITIES:
Payable for securities purchased	16,155,908
Investment management fee payable	296,328
Trustees’ fees payable	11,683
Accrued expenses	70,402

Total Liabilities	16,534,321

TOTAL NET ASSETS	$2,561,017,013

REPRESENTED BY:
Paid-in capital	$2,561,017,013

See Notes to Financial Statements.

42  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
Tax Free Reserves Portfolio
For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Interest	$40,703,358

EXPENSES:
Investment management fee (Note 2)	1,877,067
Legal fees	48,836
Trustees’ fees	17,062
Insurance	14,260
Audit and tax	12,557
Custody fees	12,317
Miscellaneous expenses	4,937

Total Expenses	1,987,036
Less: Fee waivers and/or expense reimbursements (Note 2)	(107,915)
Fees paid indirectly (Note 1)	(2,678)

Net Expenses	1,876,443

NET INVESTMENT INCOME	38,826,915

NET REALIZED GAIN ON INVESTMENTS	97,273

INCREASE IN NET ASSETS FROM OPERATIONS	$38,924,188

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  43

Statements of changes in net assets
Tax Free Reserves Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited) AND THE YEAR ENDED AUGUST 31, 2007	2008	2007

OPERATIONS:
Net investment income	$38,826,915	$60,539,760
Net realized gain	97,273	72,108

Increase in Net Assets From Operations	38,924,188	60,611,868

CAPITAL TRANSACTIONS:
Proceeds from contributions	3,272,010,374	5,363,146,181
Value of withdrawals	(2,584,793,121)	(5,268,887,356)

Increase in Net Assets From Capital Transactions	687,217,253	94,258,825

INCREASE IN NET ASSETS	726,141,441	154,870,693

NET ASSETS:
Beginning of period	1,834,875,572	1,680,004,879

End of period	$2,561,017,013	$1,834,875,572

See Notes to Financial Statements.

44  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

Financial highlights
Tax Free Reserves Portfolio

FOR YEARS ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
	2008	[1]	2007	2006	2005	2004	2003

NET ASSETS,
END OF PERIOD (Millions)	$2,561		$1,835	$1,680	$2,261	$1,515	$1,511

Total return[2]	1.57%		3.56%	3.05%	1.88%	0.91%	1.17%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.16%[3]		0.16%[4]	0.17%	0.23%	0.23%	0.24%
Net expenses[5,6,7]	0.15	[3]	0.15 [4]	0.15	0.15	0.15	0.15
Net investment income	3.10	[3]	3.51	2.99	1.95	0.90	1.14

[1]	For the six months ended February 29, 2008 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.16% and 0.15%, respectively.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.15%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  45

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a no-load, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business Trust, is registered under the investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At February 29, 2008, all investors in the Portfolio were funds advised by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

46  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays investment management fees, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 29, 2008, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets.

During the six months ended February 29, 2008, LMPFA waived a portion of its fee in the amount of $107,915.

Effective January 1, 2008, the manager is permitted to recapture amounts that it has previously voluntarily waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense cap shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular Fund business day, in the Fund’s total annual operating expenses exceeding the expense cap.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  47

Notes to financial statements (unaudited) continued

On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. All of Trustees comprising the previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the previous Board (including the portfolio) paid its pro rata share (based upon assets size) of such benefits to the Trustees comprising the previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment at February 29, 2008 was $7,814. Generally benefits under the retirement plan are paid in quarterly installments unless the Trustees elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under retirement plan.

Certain officers and one of the Trustees of the Trust are employees of Legg Mason or its affiliates and not receive compensation from the Trust.

3. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets, Inc. (“CGM”), and other affiliated funds (collectively, the “Funds”), and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had

48  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint.

The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  49

Notes to financial statements (unaudited) continued

4. Other matter

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also so determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

50  |  Tax Free Reserves Portfolio 2008 Semi-Annual Report

5. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standard Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statements and related disclosures.

6. Recent developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Portfolio, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued.

Tax Free Reserves Portfolio 2008 Semi-Annual Report  |  51

Board approval of management and
subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s placement agent, as well as the management, sub-advisory and placement agency and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master” fund in a “master-feeder” structure, whereby each “feeder fund” has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each, a “Feeder Fund”): Citi Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Citi Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members,

52  |  Tax Free Reserves Portfolio

considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

Tax Free Reserves Portfolio  |  53

Board approval of management and
subadvisory agreements (unaudited) continued

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Funds as well as a group of funds (a “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark.

The information comparing Citi Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that Citi Tax Free Reserves’ performance for the 1- and 3-year periods ended June 30, 2007 was below the median and that performance for the 5-year period ended June 30, 2007 was at the median. The Board noted the explanations from the Manager concerning the underperformance versus the peer group.

The information comparing Citi Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that Citi Institutional Tax Free Reserves’ performance for the 1-, 3- and 5-year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the

54  |  Tax Free Reserves Portfolio

compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (each an “Actual Management Fee”) and the Feeder Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The expense comparisons compared the Feeder Fund to funds similar in size to the Fund, and the Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadvisers’ fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s placement agency arrangements and the distribution arrangements of the Feeder Funds. The Board noted that beneficial interests in the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended, and that the placement agent for the Fund receives no compensation for serving in that capacity. The Board also was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee (which reflects a fee waiver) as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including

Tax Free Reserves Portfolio  |  55

Board approval of management and
subadvisory agreements (unaudited) continued

the Feeder Fund) of either retail no-load funds classified as “tax exempt money market funds” or funds classified as “institutional tax exempt money market funds” and chosen to be comparable to the Feeder Fund by Lipper, showed that Citi Tax Free Reserves’ Contractual Management Fee was slightly above the median of the management fees paid by the other funds in the Lipper expense group, Citi Institutional Tax Free Reserves was slightly below the median of the management fees paid by the other funds in the Lipper expense group and that each Feeder Fund’s Actual Management Fee was below the median of its expense group. The Board noted that each Feeder Fund’s actual total expense ratio also was below the median of its expense group. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the Fund’s current contractual management fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that each Feeder Fund’s Contractual Management Fee (which also reflects the Fund’s management fee) is slightly above or below the average of such Feeder Fund’s Lipper expense group and such Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by the funds in the Feeder Fund’s expense group at all asset levels as set forth in the information provided by Lipper. The Board also noted that the each Feeder Fund’s Actual Management Fee (which also reflects the Fund’s management fee) was below the median of its expense group. The Board also noted that as the Fund’s assets have increased over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets. The Board also considered fee waivers by

56  |  Tax Free Reserves Portfolio

the Manager and the fact that the Manager pays the subadvisory fee out of the management fee.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Tax Free Reserves Portfolio  |  57

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CitiSM Institutional Tax Free Reserves

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
(of Tax Free Reserves
Portfolio)

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agents

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered
public accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

CitiSM Institutional Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

CITISM INSTITUTIONAL TAX FREE RESERVES 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of CitiSM Institutional Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

* Ranked ninth largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investment, May 2007.

www.leggmason.com/individualinvestors ©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC
FDXX010868 4/08 SR08-539

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d- 15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half- year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.
Exhibit 99.CODE ETH

	(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: May 1, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: May 1, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: May 1, 2008